FINANCIAL INSTRUMENTS AND DERIVATIVES (Details)	Dec. 31, 2012 MMBTU
Natural Gas | Collars | Jan 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	12,500
Natural Gas | Swaps | Jan 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	15,500
Natural Gas | Ceilings sold (call) | Jan 2014 - Dec 2014
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	16,000
Crude Oil | Collars | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	2,763
Crude Oil | Swaps | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	1,000
Crude Oil | Three-way collars (1) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	2,000	[1]
Crude Oil | Three-way collars (1) | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	663	[1]
Crude Oil | Three-way collars (1) | Jan 2015 - Dec 2015
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	259	[1]
Crude Oil | Three-way collars (2) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	763	[2]
Crude Oil | Three-way collars (2) | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	4,000	[1]
Crude Oil | Floors sold (put) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	1,438

[1]	These three-way collars are a combination of three options: a sold put, a purchased put, and a sold call.
[2]	This three-way collar is a combination of three options: a sold put, a purchased call, and a sold call.